NOTE 7. MEMBERS' EQUITY (Details Narrative) - Block 40 L L C 2024 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2024	Jul. 01, 2022	Jan. 01, 2020
Class of Stock [Line Items]
[custom:PreferredStockDividendsInArrears-0]		$ 6,024,000
Equity Commitments Maximum Amount [Member]
Class of Stock [Line Items]
Commitments and Contingencies				$ 30,000,000
Preferred Return Rate On H C C Priority Interest [Member]
Class of Stock [Line Items]
[custom:PreferredStockDividendsOrDistributionsRate-0]				6.00%
Debt Instrument, Payment Terms	a profits interest equal to 0.2% per each $1,000,000 tranche of funding, resulting in a maximum Class A interest of 6%, if fully funded. The Company may exercise a call option to purchase the HCC priority interest two years after the date of HCC's admission into the Company
Temporary Equity Redemption Value Components [Member]
Class of Stock [Line Items]
[custom:PreferredStockDividendsInArrears-0]		$ 2,974,000
Noncontrolling Interest Ownership Percentage By Manager [Member]
Class of Stock [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		20.00%
Noncontrolling Interest Ownership Percentage By Founding Member [Member]
Class of Stock [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		74.60%
Noncontrolling Interest Ownership Percentage By H C C [Member]
Class of Stock [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		5.40%
Noncontrolling Interest Ownership Percentage Class B Preferred [Member]
Class of Stock [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		0.00%
Common Class B [Member]
Class of Stock [Line Items]
[custom:PreferredStockDividendsOrDistributionsRate-0]		2.00%
Common Class B [Member] | Commitments And Contingencies Maximum Potential Amount [Member]
Class of Stock [Line Items]
[custom:EquityCommitmentsMaximumAmount-0]			$ 68,000,000